STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY (USD $) In Thousands, except Share data	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Accumulated other comprehensive income [Member]	Accumulated deficit [Member]
Balance at Dec. 31, 2011	$ 19,581	$ 94	$ 195,714	$ 4,264	$ (180,491)
Balance, shares at Dec. 31, 2011		34,707,622
Employee options exercised	1,880	2	1,878
Employee options exercised, shares		696,988
Issuance of shares	6,267	3	6,264
Issuance of shares, shares		1,185,868
Stock-based compensation relating to options and warrants issued to consultants , employees and directors	2,469		2,469
Other comprehensive income (loss)	1,103			1,103
Net loss	(13,628)				(13,628)
Balance at Dec. 31, 2012	17,672	99	206,325	5,367	(194,119)
Balance, shares at Dec. 31, 2012	36,590,478	36,590,478
Employee options exercised	1,168	1	1,167
Employee options exercised, shares		432,687
Issuance of shares	7,268	4	7,264
Issuance of shares, shares		1,338,285
Stock-based compensation relating to options and warrants issued to consultants , employees and directors	1,388		1,388
Classification of liability with respect to outstanding options to non-employee to equity	160		160
Other comprehensive income (loss)	(529)			(529)
Net loss	(6,413)				(6,413)
Balance at Jun. 30, 2013	$ 20,714	$ 104	$ 216,304	$ 4,838	$ (200,532)
Balance, shares at Jun. 30, 2013	38,361,450	38,361,450